Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consist of the following:
	As of June 30, 2024	As of December 31, 2023
Trucks & Automobiles	$285,099	$285,099
Machinery & Equipment	67,847	67,847
Building	3,465,230	3,465,230
Land	930,000	930,000
Subtotal	4,748,176	4,748,176
Less: accumulated depreciation	(421,624)	(341,904)
Total	$4,326,552	$4,406,272
Property and equipment, net consist of the following:
	As of December 31, 2023	As of December 31, 2022
Computers & Peripherals	$—	$7,167
Trucks & Automobiles	285,099	293,599
Machinery & Equipment	67,847	84,085
Building	3,465,230	3,465,230
Land	930,000	930,000
Subtotal	4,748,176	4,780,081
Less: accumulated depreciation	(341,904)	(191,648)
Total	$4,406,272	$4,588,433